Consolidated Statements of Operations Information - Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations Information
Royalty, goods and products and services	$ 60,201	$ 48,441	$ 101,013
Interest	405	531	1,057
Dividends	244	0	0
Gain on securities, net		758	931
Other, including medical and real estate sectors	10,441	9,702	10,266
Revenue	$ 71,291	$ 59,432	$ 113,267